AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares Core S&P 500 ETF	85,738	$34,108,291
iShares Core S&P Small-Cap ETF(a)	87,736	9,521,988
iShares Core Total USD Bond Market ETF(a)	449,683	23,720,778
iShares ESG Aware MSCI USA ETF(a)	361,377	32,838,328
iShares Fallen Angels USD Bond ETF(a)	157,252	4,598,049
iShares Global Tech ETF	23,728	7,301,580
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	77,057	10,021,263
iShares MSCI EAFE Growth ETF	120,459	12,101,311
iShares MSCI EAFE Value ETF(a)	363,922	18,549,104
iShares MSCI USA Min. Vol. Factor ETF(a)	36,150	2,501,219
iShares MSCI USA Momentum Factor ETF(a)	31,363	5,045,052
iShares MSCI USA Value Factor ETF	94,343	9,666,384
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(a)	346,234	18,932,075
iShares U.S. Energy ETF(a)	180,365	4,730,974
iShares U.S. Medical Devices ETF(a)	10,919	3,607,201
iShares U.S. Treasury Bond ETF(a)	1,087,155	28,472,589
iShares, Inc. iShares ESG Aware MSCI EM ETF(a)	323,442	14,008,273

Total Long-Term Investments (cost $208,438,515)		239,724,459
Short-Term Investments — 30.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	376,309	376,309
PGIM Institutional Money Market Fund (cost $73,345,226; includes $73,335,590 of cash collateral for securities on loan)(b)(wa)	73,381,916	73,345,226

Total Short-Term Investments (cost $73,721,535)		73,721,535

TOTAL INVESTMENTS—130.6% (cost $282,160,050)		313,445,994

Liabilities in excess of other assets — (30.6)%		(73,391,788)

Net Assets — 100.0%		$240,054,206

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,755,587; cash collateral of $73,335,590 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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